Loans, Related Party Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related party loans [Roll Forward]
Balance, beginning of year	$ 19,636	$ 18,889
Advances	5,644	1,799
Less: repayments	(4,897)	(1,052)
Balance, end of year	$ 20,383	$ 19,636